Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 704	$ 684	$ 584	$ 743	$ 676	$ 435	$ 511	$ 370	$ 2,715	$ 1,992	$ 1,747
Costs and expenses	5,254	5,139	5,050	4,736	4,882	5,047	4,232	3,721	20,179	17,882	16,495
Operating loss	(4,725)	(4,627)	(4,601)	(4,212)	(4,383)	(4,724)	(3,871)	(3,462)	(18,165)	(16,440)	(15,210)
Net loss	$ (19,246)	$ (12,596)	$ (1,943)	$ (11,332)	$ (8,486)	$ (1,004)	$ (6,667)	$ (1,813)	$ (45,117)	$ (17,971)	$ (14,704)
Basic loss per share	$ (0.75)	$ (9.36)	$ (3.50)	$ (87.50)	$ (1,292.02)	$ (230.99)	$ (1,543.50)	$ (437.50)